Fair Value Measurements (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value as of December 31, 2014	$ 266,524
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value as of December 31, 2014	$ 266,524
Valuation Techniques	Black-Scholes Option Pricing Model
Unobservable Inputs	Fair value of Preferred Stock
Level 3 [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted-Average), per shares	$ 1.10
Volatility	37.70%
Level 3 [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted-Average), per shares	$ (1.10)
Volatility	(37.70%)